Putnam
Money Market
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-02

[GRAPHIC OMITTED: GOURDS]

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

During Putnam Money Market Fund's fiscal year ended September 30, 2002, money market funds remained popular repositories for the assets of investors seeking to ride out the ongoing volatility in global equity markets. Your fund's managers encountered their share of challenges in this environment as low interest rates and declining issuance of commercial paper made the task of maintaining current income levels somewhat difficult.

The success of their efforts is reflected in the fund's performance during the period, which came in above the average of the 385 money market funds tracked by Lipper, Inc. You will find details on page 6. The results are also a tribute to the fund's management team, which scoured the world's financial markets in its search for what it believed to be the most promising opportunities for meeting your fund's investment objective.

The team also made some subtle shifts in strategy in its pursuit of the highest possible current return. In the following report, the managers provide a detailed review of the factors that most significantly affected fund performance during the period and offer their thoughts on prospects for the fiscal year that has just begun.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
November 20, 2002

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Core Fixed-Income
Money Market Team

Over the past 12 months, weaker economic growth and the dramatic decline in stock prices and personal wealth have contributed to a new realism about investing in the financial markets. Investors are assuming a back-to-basics mentality, which has meant an increased focus on lower-risk investment strategies designed to protect principal. Putnam Money Market Fund has been a beneficiary of this thinking, as it seeks to provide a level of current income that is consistent with capital preservation, stability of principal, and liquidity. Although historically low interest rates and declining issuance in the commercial paper market have complicated our search for attractive levels of income, your fund completed fiscal 2002 with a total return that surpassed the average return for the 385 money market funds tracked by Lipper, Inc. See page 6 for details.

Total return for 12 months ended 9/30/02

    Class A       Class B        Class C       Class M    Class T
      NAV        NAV   CDSC     NAV   CDSC       NAV        NAV

-----------------------------------------------------------------------
     1.67%      1.16% -3.84%   1.17%  0.17%     1.52%      1.45%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* WEAK ECONOMY KEEPS INTEREST RATES LOW

Midway through the fund's fiscal year, which ended September 30, 2002, there were indications that the U.S. economy was poised to recover late in 2002. Even the Federal Reserve Board, with its neutral bias, was beginning to anticipate improving fundamentals. However, by the close of the fund's fiscal year, a stream of disheartening news concerning corporate malfeasance, layoffs, and slowed consumer spending had thoroughly doused this premature optimism. The deterioration in economic fundamentals has contributed to a steady decline in consumer confidence since May. Consumer demand, which has kept the economy chugging along, appears to be slowing as a result.

With the changes in growth expectations have come changes in the Federal Reserve Board's monetary policy and, ultimately, changes in our efforts to adjust the portfolio in response to macroeconomic factors and our overall long-term outlook. During the last quarter of 2001, when the Federal Reserve Board reduced the federal funds rate twice, from 3% to 1.75%, we attempted to keep the fund's income stream as high as possible by extending the portfolio's average days to maturity. By doing this, we were able to lock in as high a level of income as we could for as long as possible.

Early in 2002, investors began to anticipate the likelihood of rising interest rates in response to signs of stronger economic growth. We believed that the market's expectations were premature and took advantage of the concurrent rise in short-term rates by purchasing six- to nine-month securities. We also purchased floating-rate instruments to help the fund respond more quickly to rising interest rates. (Floating-rate securities generally have a one-year maturity but reset monthly or quarterly to reflect the current market yield.) In this way, we were able to spread portfolio assets more evenly across maturities. Midway through the fiscal year, the weighted average maturity stood at 71 days.

However, when stronger economic growth failed to materialize over the summer months, the Fed's outlook became more cautious. Needless to say, the increase in the federal funds rate never materialized. Reversing course, investors began to anticipate a Fed easing of 25 basis points, which would push the federal funds rate down to 1.50%. This expectation of a rate reduction caused the yield curve to become inverted. For the balance of the fund's fiscal year, we thought that a drop in short-term rates was unlikely and assumed a neutral position -- buying shorter-maturity instruments as portfolio holdings matured. On September 30, the fund's weighted average maturity was 49 days.

* COMMERCIAL PAPER CREDIT CONCERNS PROMPT SHIFT TO GOVERNMENT-BACKED SECURITIES

The multibillion-dollar commercial paper market, which is an attractive, low-cost source of short-term corporate funding, began to encounter difficulties back in 2001 when economic growth began to stall. Rising investor concerns about credit quality and the questionable reporting by several high-profile corporations prompted investors to abandon the commercial paper market throughout your fund's fiscal year. As a result, this attractive source of low-cost, short-term funding evaporated as corporate issuance slowed when buyers dwindled. For the 12 months ended September 30, the amount of total commercial paper outstanding fell 6%.

Fund Profile

By emphasizing high-quality short-term fixed-income securities, this fund seeks to protect principal by attempting to maintain a constant $1.00 share price while providing shareholders with easy access to their money. Putnam Money Market Fund is designed for investors seeking current income consistent with capital preservation, stability of principal, and liquidity.

Believing that we were not being adequately compensated for the added market risk of commercial paper investments, we reduced the fund's exposure early in the fiscal year. We invested proceeds from maturing commercial paper in U.S. government agency notes, such as those issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Bank (FHLB), and U.S. government collateralized repurchase agreements. The presence of these repurchase agreements and agency notes proved rewarding in this more cautious environment.

However, as the fund's holdings came due in the latter half of the fiscal year, we invested the proceeds in shorter-maturity instruments in both U.S. and foreign markets. With so much uncertainty at the close of the fiscal year, we thought it best to maintain the fund's flexibility until the direction of interest rates becomes more evident. We continue to seek the highest-quality commercial paper that is issued by diversified, stable companies. We strive to preserve your fund's assets by investing in the largest, most established issuers of short-term debt, such as Citigroup, Bank of America, General Electric, and Royal Dutch Shell. We're avoiding commercial paper issued by companies in more cyclical industries, whose fate is more closely correlated with the strength of the economy.

We increased the fund's exposure to foreign holdings slightly during the second half of the fiscal year. Much of the fund's offshore investments on September 30 consisted of commercial paper and certificates of deposit issued by large, well-established banking entities in Canada and the United Kingdom. These holdings add diversity to the fund's portfolio.

* NEUTRAL POSITIONING UNTIL UNCERTAINTY CLEARS

As the door opens on the fund's new fiscal year, we maintain our neutral view of the markets. With so much in question as of this writing -- from the direction of interest rates to the potential for an outbreak of renewed hostilities in the Middle East, we believe there is too much uncertainty to take on unnecessary risk. However, should interest rates begin to rise, we expect to take the opportunity to buy longer-maturity instruments to extend the average days to maturity and lock in the higher income. We believe this cautious but opportunistic approach will maximize our flexibility and enable us to move quickly once the clouds clear.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/02, there is no guarantee the fund will continue to hold these securities in the future. Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation
(FDIC) or any other governmental agency. Although the fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in this fund.

The fund is managed by the Putnam Core Fixed-Income Money Market Team. The members of the team are Joanne Driscoll (Portfolio Leader), James Prusko (Portfolio Member), and Kevin Cronin.

PERFORMANCE COMPARISONS (9/30/02)
                                                        Current
                                                        return*
-----------------------------------------------------------------------
Passbook savings account                                 0.75%
-----------------------------------------------------------------------
Taxable money market fund 7-day yield                    1.25
-----------------------------------------------------------------------
3-month certificate of deposit                           1.76
-----------------------------------------------------------------------
Putnam Money Market Fund (7-day yield)
-----------------------------------------------------------------------
  Class A                                                1.33
-----------------------------------------------------------------------
  Class B                                                0.83
-----------------------------------------------------------------------
  Class C                                                0.84
-----------------------------------------------------------------------
  Class M                                                1.18
-----------------------------------------------------------------------
  Class T                                                1.08
-----------------------------------------------------------------------

The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals.

*Sources: FleetBoston (passbook savings), Federal Reserve Board of
 Governors (3-month CDs), and IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).


PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.



TOTAL RETURN FOR PERIODS ENDED 9/30/02

                       Class A     Class B        Class C     Class M    Class T
(inception date)      (10/1/76)   (4/27/92)       (2/1/99)   (12/8/94)  (12/31/01)
                         NAV     NAV    CDSC     NAV   CDSC     NAV        NAV
--------------------------------------------------------------------------------
1 year                  1.67%   1.16%  -3.84%   1.17%   0.17%   1.52%      1.45%
--------------------------------------------------------------------------------
5 years                24.78   21.71   19.71   21.81   21.81   23.87      23.29
Annual average          4.53    4.01    3.66    4.02    4.02    4.37       4.28
--------------------------------------------------------------------------------
10 years               53.89   46.33   46.33   46.46   46.46   51.63      50.27
Annual average          4.40    3.88    3.88    3.89    3.89    4.25       4.16
--------------------------------------------------------------------------------
Annual average
(life of fund)          6.92    6.39    6.39    6.40    6.40    6.76       6.66
--------------------------------------------------------------------------------
Current return (end of period)
--------------------------------------------------------------------------------
Current 7-day yield 1   1.33%       0.83%           0.84%       1.18%      1.08%
--------------------------------------------------------------------------------
Current 30-day yield 1  1.36        0.86            0.86        1.21       1.11
--------------------------------------------------------------------------------

1 The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance. Yield more closely reflects current performance than total return.



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/02

                    Merrill Lynch
                   91-Day Treasury    Lipper Money Market       Consumer
                      Bill Index         Fund Average         price index
--------------------------------------------------------------------------
1 year                   1.99%              1.26%                 1.46%
--------------------------------------------------------------------------
5 years                 25.53              22.39                 12.09
Annual average           4.65               4.12                  2.31
--------------------------------------------------------------------------
10 years                57.97              51.44                 27.95
Annual average           4.68               4.24                  2.50
--------------------------------------------------------------------------
Annual average
(life of fund)             --*              6.91                  4.50
--------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return will fluctuate.

Performance assumes reinvestment of distributions. Class A, M, and T shares have no initial sales charge. Class B shares reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Performance for class B, C, M, and T shares before their inception are derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher or lower operating expenses for such shares.

*Inception date of the index was 12/31/77, after the fund's inception.

LIPPER INFORMATION:
The average annualized return for the 385 funds in the Lipper Money Market Funds category over the 12 months ended 9/30/02 was 1.26%. Over the 5- and 10-year periods ended 9/30/02, annualized returns for the category were 4.12% and 4.24%, respectively.

DISTRIBUTION INFORMATION 12 MONTHS ENDED 9/30/02

                  Class A      Class B      Class C      Class M     Class T
------------------------------------------------------------------------------
Distributions
(number)            12           12           12           12          9
------------------------------------------------------------------------------
Income          $0.016558    $0.011574    $0.011590    $0.015067   $0.009237
------------------------------------------------------------------------------
  Total         $0.016558    $0.011574    $0.011590    $0.015067   $0.009237
------------------------------------------------------------------------------


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares generally are fund shares purchased with an initial sales charge. In the case of your fund, which has no sales charge, the reference is to shares purchased or acquired through the exchange of class A shares from another Putnam fund. Exchange of your fund's class A shares into another fund may involve a sales charge, however.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares generally have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption. In the case of your fund, which has no sales charge, the reference is to shares purchased or acquired through the exchange of class M shares from another Putnam fund. Exchange of your fund's class M shares into another fund may involve a sales charge, however.

Class T shares are not subject to an initial sales charge or a sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge); however, they are subject to a 12b-1 fee.


COMPARATIVE BENCHMARKS

Merrill Lynch 91-Day Treasury Bill Index* is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

Lipper Money Market Fund Average* is an arithmetic average of the total return of all money market mutual funds. The fund's holdings do not match those in the Lipper average.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.

*Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Putnam Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Money Market Fund (the "fund") at September 30, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 6, 2002



THE FUND'S PORTFOLIO
September 30, 2002

COMMERCIAL PAPER (88.3%) *                                                                MATURITY
PRINCIPAL AMOUNT                                                                          DATE                VALUE
Domestic (54.2%)
-------------------------------------------------------------------------------------------------------------------
        $50,000,000 AIG Funding Corp. 1.78s                                               10/24/02      $49,940,667
         34,000,000 American General Finance Corp. 1.79s                                  10/10/02       33,983,094
         50,000,000 American General Finance Corp. 1.75s                                  10/31/02       49,924,653
         20,500,000 American General Finance Corp. 1.74s                                  11/1/02        20,468,293
         20,000,000 B-One Australia, Ltd. 1.77s                                           3/6/03         19,845,617
         20,000,000 CBA (Delaware) Finance 1.79s                                          1/13/03        19,895,583
         25,000,000 Chevron Corp. 1.74s                                                   10/18/02       24,978,250
         45,000,000 Citicorp. 1.78s                                                       10/28/02       44,937,700
         64,000,000 Citicorp. 1.77s                                                       12/13/02       63,767,147
         50,000,000 Citicorp. 1.77s                                                       11/25/02       49,862,333
         40,000,000 Citicorp. 1.76s                                                       11/21/02       39,898,311
         69,000,000 Corporate Receivables Corp. 1.76s                                     11/21/02       68,824,587
         48,050,000 Corporate Receivables Corp. 1.73s                                     10/3/02        48,043,073
         39,000,000 Eureka Securitization 1.77s                                           11/19/02       38,904,125
         44,000,000 Eureka Securitization 1.765s                                          11/1/02        43,930,969
         40,000,000 Eureka Securitization 1.76s                                           11/6/02        39,927,644
         46,000,000 Eureka Securitization 1.76s                                           11/5/02        45,919,040
         26,000,000 Eureka Securitization 1.75s                                           11/7/02        25,951,972
         31,000,000 Eureka Securitization 1.75s                                           10/8/02        30,987,944
         40,000,000 Federal Home Loan Mtge. Assoc. 1.91s                                  12/27/02       39,813,244
         35,000,000 Florens Containers, Inc. (Bank of America
                    NT & SA (LOC)) 1.76s                                                  10/25/02       34,957,222
         51,000,000 General Electric Capital International Funding 1.82s                  11/29/02       50,845,300
         30,000,000 General Electric Capital International Funding 1.77s                  10/28/02       29,958,700
         58,000,000 General Electric Capital International Funding 1.71s                  11/20/02       57,859,495
         43,000,000 General Electric Capital International Funding 1.7s                   2/19/03        42,711,661
         40,000,000 Goldman Sachs Group 2.02s                                             11/4/02        39,921,444
         30,000,000 Goldman Sachs Group 1.79s                                             10/17/02       29,974,642
         33,000,000 Goldman Sachs Group 1.76s                                             11/18/02       32,920,947
         40,000,000 Goldman Sachs Group 1.76s                                             10/18/02       39,964,800
         70,000,000 HBOS Treasury Services PLC 1.81s                                      12/5/02        70,001,192
         50,000,000 HBOS Treasury Services PLC 1.765s                                     12/27/02       49,784,278
         25,300,000 HBOS Treasury Services PLC 1.76s                                      11/12/02       25,246,814
         30,000,000 ING America Insurance Holdings 2.57s                                  12/20/02       29,826,525
         48,950,000 ING America Insurance Holdings 1.75s                                  11/22/02       48,823,886
         44,000,000 ING America Insurance Holdings 1.74s                                  12/10/02       43,849,007
         23,446,000 Jupiter Securitization Corp. 1.83s                                    11/1/02        23,407,861
         75,000,000 Jupiter Securitization Corp. 1.8s                                     10/15/02       74,943,750
         25,000,000 Jupiter Securitization Corp. 1.78s                                    12/16/02       24,904,819
         33,000,000 Jupiter Securitization Corp. 1.76s                                    10/9/02        32,985,480
         39,000,000 Mont Blanc Capital Corp. 1.77s                                        11/14/02       38,913,712
         39,000,000 Mont Blanc Capital Corp. 1.74s                                        11/21/02       38,901,980
         37,750,000 Mont Blanc Capital Corp. 1.73s                                        10/10/02       37,731,859
        113,000,000 Mont Blanc Capital Corp. 1.7s                                         10/16/02      112,914,116
         60,000,000 Morgan Stanley, Dean Witter & Co. 2s                                  10/1/02        59,996,667
         50,000,000 Morgan Stanley, Dean Witter & Co. 1.75s                               12/3/02        49,844,444
         65,000,000 Morgan Stanley, Dean Witter & Co. 1.75s                               11/27/02       64,816,736
         35,000,000 NATC California, LLC (Chase Manhattan
                    Bank (LOC))1.78s                                                      10/22/02       34,961,928
         86,000,000 NATC California, LLC (Chase Manhattan
                    Bank (LOC))1.78s                                                      10/21/02       85,910,703
         40,000,000 NATC California, LLC (Chase Manhattan
                    Bank (LOC))1.74s                                                      10/23/02       39,955,533
         20,000,000 NATC California, LLC (Chase Manhattan
                    Bank (LOC))1.74s                                                      10/22/02       19,978,733
         20,000,000 NATC California, LLC (Chase Manhattan
                    Bank (LOC))1.74s                                                      10/21/02       19,979,700
         30,605,000 Old Line Funding Corp. 1.73s                                          10/1/02        30,603,529
         40,000,000 Preferred Receivables Funding Corp. 1.78s                             10/7/02        39,986,156
         45,000,000 Preferred Receivables Funding Corp. 1.78s                             10/4/02        44,991,100
         50,000,000 Preferred Receivables Funding Corp. 1.76s                             11/20/02       49,875,333
         69,000,000 Preferred Receivables Funding Corp. 1.76s                             11/18/02       68,834,707
         30,135,000 Quincy Capital Corp. 1.77s                                            10/18/02       30,108,331
         69,000,000 Quincy Capital Corp. 1.74s                                            10/3/02        68,989,995
         54,000,000 Quincy Capital Corp. 1.73s                                            10/2/02        53,994,810
         75,000,000 Receivables Capital Corp. 1.77s                                       12/4/02        74,760,313
         75,000,000 Receivables Capital Corp. 1.76s                                       10/11/02       74,959,667
         21,378,000 Receivables Capital Corp. 1.72s                                       12/19/02       21,296,289
         30,000,000 Salomon Smith Barney Holding, Inc. 1.77s                              11/26/02       29,915,925
         50,000,000 Sheffield Receivables Corp. 1.78s                                     12/18/02       49,804,694
         43,000,000 Sheffield Receivables Corp. 1.77s                                     11/4/02        42,926,004
         44,000,000 Sheffield Receivables Corp. 1.77s                                     10/9/02        43,980,530
         50,000,000 Thunder Bay Funding, Inc. 1.8s                                        11/15/02       49,885,000
         25,063,000 Thunder Bay Funding, Inc. 1.78s                                       11/7/02        25,015,909
         11,000,000 Thunder Bay Funding, Inc. 1.78s                                       10/8/02        10,995,649
         40,000,000 Thunder Bay Funding, Inc. 1.77s                                       12/23/02       39,834,800
         25,084,000 Thunder Bay Funding, Inc. 1.77s                                       11/18/02       25,023,568
          8,510,000 Thunder Bay Funding, Inc. 1.76s                                       10/18/02        8,502,511
         48,403,000 Thunder Bay Funding, Inc. 1.75s                                       10/1/02        48,400,647
         69,320,000 Thunder Bay Funding, Inc. 1.74s                                       11/20/02       69,149,126
        261,000,000 UBS Finance (Delaware), LLC 1.97s                                     10/1/02       260,985,717
         44,000,000 Wells Fargo Financial, Inc. 1.77s                                     10/16/02       43,965,387
         34,000,000 Wells Fargo Financial, Inc. 1.76s                                     10/24/02       33,960,107
         50,000,000 Wells Fargo Financial, Inc. 1.75s                                     10/30/02       49,927,083
         24,000,000 Windmill Funding Corp. 1.78s                                          11/7/02        23,991,693
         25,000,000 Windmill Funding Corp. 1.78s                                          11/6/02        24,954,264
         25,000,000 Windmill Funding Corp. 1.77s                                          10/4/02        24,995,083
         25,000,000 Windmill Funding Corp. 1.76s                                          11/7/02        24,953,556
         45,000,000 Windmill Funding Corp. 1.76s                                          10/7/02        44,984,600
         20,500,000 Windmill Funding Corp. 1.74s                                          10/4/02        20,496,037
                                                                                                      -------------
                                                                                                      3,741,646,300

Foreign (34.1%)
-------------------------------------------------------------------------------------------------------------------
         47,000,000 Abbey National Treasury Services 2.59s
                    (United Kingdom)                                                      3/31/03        47,000,000
         50,000,000 Abbey National, LLC 1.75s (United Kingdom)                            11/13/02       49,893,056
         65,000,000 ABN Amro Bank N.V. 1.81s (Netherlands)                                12/31/02       64,999,995
         40,000,000 Aegon Funding Corp. 1.78s (Netherlands)                               12/19/02       39,841,778
         43,000,000 Bank of Nova Scotia 1.909s (Canada)                                   12/23/02       42,996,989
         26,000,000 Bank of Nova Scotia 1.76s (Canada)                                    12/2/02        26,000,453
         25,500,000 Bank of Nova Scotia 1.725s (Canada)                                   9/25/03        25,502,550
         50,000,000 Bayerische Hypo- Vereinsbank AG 2.65s (Germany)                       11/29/02       50,000,000
         48,000,000 Canadian Imperial Bank of Commerce 2.1s (Canada)                      12/16/02       47,991,888
         71,000,000 Canadian Imperial Bank of Commerce 1.91s (Canada)                     12/31/02       71,034,334
         69,000,000 Danske Bank A/S 1.76s (Denmark)                                       11/13/02       68,851,573
        120,000,000 Danske Bank A/S 1.76s (Denmark)                                       11/12/02      119,747,733
         30,000,000 Den Norske Bank 1.885s (Norway)                                       12/27/02       29,861,767
         47,000,000 Den Norske Bank 1.79s (Norway)                                        5/27/03        46,441,470
         82,000,000 Den Norske Bank 1.79s (Norway)                                        12/11/02       81,706,440
         50,000,000 Deutsche Bank AG 2.5s (Germany)                                       12/30/02       49,975,206
         50,000,000 Deutsche Bank AG 2.43s (Germany)                                      12/31/02       50,000,000
         66,000,000 Dexia Delaware, LLC 1.76s (Belgium)                                   10/8/02        65,974,187
         25,000,000 Diageo Capital PLC 1.9s (United Kingdom)                              4/7/03         24,750,625
         30,000,000 ED&F Man Finance, Inc. (Rabobank Nederland
                    (LOC)) 2.02s (Netherlands)                                            11/26/02       29,904,050
         65,000,000 Halifax PLC 1.782s (United Kingdom)                                   12/17/02       65,000,000
         50,000,000 Halifax PLC 1.753s (United Kingdom)                                   10/9/02        49,999,487
         50,000,000 Nordea North America, Inc. 1.77s (Sweden)                             10/17/02       49,958,208
         25,000,000 PEMEX Capital, Inc. (Barclays (LOC)) 1.94s
                    (United Kingdom)                                                      11/4/02        24,952,847
         69,000,000 Royal Bank of Canada 1.9s (Canada)                                    2/26/03        68,457,392
         30,000,000 Royal Bank of Canada 1.691s (Canada)                                  9/22/03        29,985,600
         50,000,000 Scotiabanc, Inc. 1.75s (Canada)                                       12/9/02        49,829,861
         45,712,000 Shell Finance PLC 1.93s (United Kingdom)                              10/25/02       45,650,733
         43,000,000 Shell Finance PLC 1.9s (United Kingdom)                               5/9/03         42,498,453
         54,000,000 Shell Finance PLC 1.77s (United Kingdom)                              4/3/03         53,508,825
         43,000,000 Shell Finance PLC 1.77s (United Kingdom)                              12/11/02       42,847,780
         42,000,000 Shell Finance PLC 1.77s (United Kingdom)                              10/29/02       41,940,115
         26,000,000 Shell Finance PLC 1.75s (United Kingdom)                              11/26/02       25,927,958
         22,000,000 Shell Finance PLC 1.74s (United Kingdom)                              4/10/03        21,795,840
         84,000,000 Societe Generale 1.86s (France)                                       12/23/02       83,635,440
         85,000,000 Societe Generale 1.8s (France)                                        12/30/02       84,613,250
         85,000,000 Societe Generale 1.71s (France)                                       11/14/02       84,818,313
         50,000,000 Spintab AB 1.84s (Sweden)                                             10/9/02        49,977,000
         43,000,000 Spintab AB 1.83s (Sweden)                                             10/9/02        42,980,328
         50,000,000 Spintab AB 1.81s (Sweden)                                             10/9/02        49,977,375
         65,000,000 Spintab AB 1.75s (Sweden)                                             11/22/02       64,832,535
         22,000,000 Transamerican Finance Corp. 1.78s (Netherlands)                       2/12/03        21,853,150
         23,972,000 Transamerican Finance Corp. 1.77s (Netherlands)                       11/19/02       23,913,069
         25,000,000 Transamerican Finance Corp. 1.77s (Netherlands)                       11/12/02       24,947,146
         40,000,000 Transamerican Finance Corp. 1.77s (Netherlands)                       11/8/02        39,923,300
         25,000,000 Transamerican Finance Corp. 1.77s (Netherlands)                       10/29/02       24,964,354
         50,000,000 Transamerican Finance Corp. 1.71s (Netherlands)                       11/15/02       49,890,750
         65,000,000 Westdeutsche Landesbank Girozentrale
                    1.9s (Germany)                                                        4/17/03        64,317,319
                                                                                                     --------------
                                                                                                      2,355,470,522
                                                                                                     --------------
                    Total Commercial Paper (cost $6,097,116,822)                                     $6,097,116,822

CORPORATE BONDS AND NOTES (8.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $62,000,000 Credit Suisse First Boston USA, Inc. FRN Ser. B MTN,
                    2.511s, 2002                                                                        $62,000,000
         60,000,000 Goldman Sachs & Co. 144A FRB 1.88s, 2003                                             60,000,000
         60,000,000 Goldman Sachs & Co. 144A FRB 1.853s, 2003                                            60,000,000
         49,000,000 Merrill Lynch & Company, Inc. FRN Ser.B MTN, 2.925s, 2003                            48,994,718
         25,000,000 Merrill Lynch & Company, Inc. FRN Ser.B MTN, 2.666s, 2003                            24,998,640
         55,000,000 Merrill Lynch & Company, Inc. FRN Ser.B MTN, 2.343s, 2003                            55,000,000
         48,000,000 Merrill Lynch & Company, Inc. FRN Ser.B MTN, 2.273s, 2002                            48,000,000
         69,000,000 Merrill Lynch & Company, Inc. FRN Ser.B MTN, 2.247s, 2003                            69,000,000
         25,000,000 National City Bank sr. notes FRN, 2.407s, 2002                                       25,000,539
         44,000,000 Swedbank (New York) dep. notes FRN Ser. YCD, 2.45s, 2002                             43,995,943
         55,000,000 US Bank NA notes FRN 2.501s, 2002                                                    54,979,788
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $551,969,628)                                $551,969,628

REPURCHASE AGREEMENTS (3.6%) (a) (cost $250,370,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
       $250,370,000 Interest in $417,395,000 joint tri-party repurchase agreement dated September 30, 2002 with Warburg Securities due
                    October 1, 2002 with respect to various U.S. Government
                    obligations -- maturity value of $250,383,562 for an effective
                    yield of 1.95%                                                                     $250,370,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $6,899,456,450)                                          $6,899,456,450
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $6,903,286,082.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at September 30, 2002, which are subject to change based on the terms of the security.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at September 30, 2002:
      (as percentage of Market Value)

          Belgium                1.0%
          Canada                 5.2
          Denmark                2.7
          France                 3.7
          Germany                3.1
          Netherlands            4.6
          Norway                 2.3
          Sweden                 3.7
          United Kingdom         7.8
          United States         65.9
                               -----
          Total                100.0%

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
September 30, 2002
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                        $6,899,456,450
-------------------------------------------------------------------------------------------
Cash                                                                                260,603
-------------------------------------------------------------------------------------------
Interest and other receivables                                                    5,921,603
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                          100,523,262
-------------------------------------------------------------------------------------------
Total assets                                                                  7,006,161,918

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               153,955
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       95,646,003
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      5,289,479
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          918,523
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       126,861
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          8,865
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              528,004
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              204,146
-------------------------------------------------------------------------------------------
Total liabilities                                                               102,875,836
-------------------------------------------------------------------------------------------
Net assets                                                                   $6,903,286,082

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Note 4)                                                     $6,903,286,082
-------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class A share
($5,512,532,271 divided by 5,512,532,271 shares)*                                     $1.00
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,193,458,923 divided by 1,193,458,923 shares)**                                    $1.00
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($79,226,521 divided by 79,226,521 shares)**                                          $1.00
-------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class M share
($105,938,427 divided by 105,938,427 shares)*                                         $1.00
-------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class T share
($12,129,940 divided by 12,129,940 shares)*                                           $1.00
-------------------------------------------------------------------------------------------

 * Offered at net asset value.

** Class B and class C shares are available only by exchange of class
   B and class C shares from other Putnam funds and to certain systematic investment plan investors. Redemption price per share is equal to net asset value less an applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended September 30, 2002
Interest income                                                                $139,433,614
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 19,797,626
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                   10,821,688
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    80,128
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     49,414
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             5,086,515
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               348,318
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               161,007
-------------------------------------------------------------------------------------------
Distribution fees -- Class T (Note 2)                                                11,063
-------------------------------------------------------------------------------------------
Other                                                                             1,540,286
-------------------------------------------------------------------------------------------
Total expenses                                                                   37,896,045
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (512,145)
-------------------------------------------------------------------------------------------
Net expenses                                                                     37,383,900
-------------------------------------------------------------------------------------------
Net investment income                                                           102,049,714
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $102,049,714
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                    Year ended September 30
                                                              ------------------------------------
                                                                        2002                  2001
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                           $102,049,714          $253,041,971
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations             102,049,714           253,041,971
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
 From net investment income
  Class A                                                        (87,229,262)         (210,571,237)
--------------------------------------------------------------------------------------------------
  Class B                                                        (12,239,608)          (34,379,519)
--------------------------------------------------------------------------------------------------
  Class C                                                           (854,060)           (2,870,454)
--------------------------------------------------------------------------------------------------
  Class M                                                         (1,674,176)           (5,220,761)
--------------------------------------------------------------------------------------------------
  Class T                                                            (52,608)                   --
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                313,838,888         1,991,981,676
--------------------------------------------------------------------------------------------------
Total increase in net assets                                     313,838,888         1,991,981,676

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                              6,589,447,194         4,597,465,518
--------------------------------------------------------------------------------------------------
End of year                                                   $6,903,286,082        $6,589,447,194
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                    Year ended September 30
-----------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------
Net investment income                  .0166        .0493        .0564        .0478        .0517
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  .0166        .0493        .0564        .0478        .0517
-----------------------------------------------------------------------------------------------------
Total distributions                   (.0166)      (.0493)      (.0564)      (.0478)      (.0517)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)               1.67         5.04         5.79         4.89         5.29
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $5,512,532   $5,215,127   $3,780,309   $3,691,475   $2,598,891
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .50          .50          .49          .48          .58
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.68         4.77         5.69         4.73         5.20
-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                   Year ended September 30
-----------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------
Net investment income                  .0116        .0443        .0513        .0429        .0468
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  .0116        .0443        .0513        .0429        .0468
-----------------------------------------------------------------------------------------------------
Total distributions                   (.0116)      (.0443)      (.0513)      (.0429)      (.0468)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)               1.16         4.52         5.25         4.37         4.78
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,193,459   $1,162,039     $649,826   $1,041,452     $759,748
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.00         1.00          .99          .98         1.08
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.19         4.26         5.13         4.24         4.69
-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------
                                                                          For the period
Per-share                                                                 Feb. 1, 1999+
operating performance                      Year ended September 30         to Sept. 30
----------------------------------------------------------------------------------------
                                        2002         2001         2000         1999
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $1.00        $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------
Net investment income                  .0116        .0444        .0513        .0284
----------------------------------------------------------------------------------------
Total from
investment operations                  .0116        .0444        .0513        .0284
----------------------------------------------------------------------------------------
Total distributions                   (.0116)      (.0444)      (.0513)      (.0284)
----------------------------------------------------------------------------------------
Net asset value,
end of period                          $1.00        $1.00        $1.00        $1.00
----------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)               1.17         4.53         5.26         2.87*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $79,227      $90,226      $52,872      $17,091
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               1.00         1.00          .99          .65*
----------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.20         4.32         5.34         2.83*
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                   Year ended September 30
-----------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------
Net investment income                  .0151        .0478        .0551        .0463        .0502
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  .0151        .0478        .0551        .0463        .0502
-----------------------------------------------------------------------------------------------------
Total distributions                   (.0151)      (.0478)      (.0551)      (.0463)      (.0502)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)               1.52         4.89         5.65         4.73         5.14
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $105,938     $122,055     $114,458     $136,134      $94,833
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .65          .65          .64          .63          .73
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.55         4.70         5.51         4.58         5.04
-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.



FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS T
-------------------------------------------------
                                 For the period
Per-share                      December 31, 2001+
operating performance           to September 30
-------------------------------------------------
                                        2002
-------------------------------------------------
Net asset value,
beginning of period                    $1.00
-------------------------------------------------
Net investment income                  .0092
-------------------------------------------------
Total from
investment operations                  .0092
-------------------------------------------------
Total distributions                   (.0092)
-------------------------------------------------
Net asset value,
end of period                          $1.00
-------------------------------------------------
Total return
at net asset value (%)(a)                .93*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                       $12,130
-------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .56*
-------------------------------------------------
Ratio of net investment income
to average net assets (%)                .88*
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS
September 30, 2002

Note 1
Significant accounting policies

Putnam Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks current income consistent with preservation of capital and maintenance of liquidity. The fund pursues its objective by investing in a portfolio of high-grade short-term obligations. The fund may invest up to 100% of its assets in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit industries.

The fund offers class A, class B, class C, class M and class T shares. The fund began offering class T shares on December 31, 2001. Each class of shares is sold without a front-end sales charge. Class B and class C shares are offered only in exchange for class B and class C shares of other Putnam funds, or purchased by certain systematic investment plans. Class B shares, which convert to class A shares after approximately eight years, pay an ongoing distribution fee and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase (including any holding period of the shares in other Putnam funds). Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Shareholders who acquired class B and class C shares through an exchange are subject to the same deferred sales charge schedule as the fund from which they were exchanged. Class M and class T shares pay an ongoing distribution fee lower than class B and class C shares and are not subject to a contingent deferred sales charge.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest is recorded on the accrual basis.
Premiums and discounts from short-term investments are amoritized/accreted at a constant rate until maturity.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly to the shareholders.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.50% of the first $100 million of average net assets, 0.40% of the next $100 million, 0.35% of the next $300 million, 0.325% of the next $500 million and 0.30% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the year ended September 30, 2002, the fund's expenses were reduced by $512,145 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $3,576 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class B, class C, class M and class T shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.75%, 1.00%, 1.00% and 0.35% of the average net assets attributable to class B, class C, class M shares and class T shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.50%, 0.50%, 0.15% and 0.25% of the average net assets attributable to class B, class C, class M and class T shares, respectively.

For the year ended September 30, 2002, Putnam Retail Management, acting as the underwriter received net commissions of $6,794,079 and 174,525 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% on class A and class T shares, and 0.15% for class M shares may be assessed on certain redemptions. For the year ended September 30, 2002, Putnam Retail Management, acting as underwriter received no monies in contingent deferred sales charges from redemptions of class A, class T or Class M shares acquired through exchanges from other Putnam funds.

Note 3
Purchases and sales of securities

During the year ended September 30, 2002, cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $135,314,638,718 and
$135,198,286,383, respectively.

Note 4
Capital shares

At September 30, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                                   Year ended September 30
---------------------------------------------------------------------------
Class A                                           2002                2001
---------------------------------------------------------------------------
Shares sold                              9,387,236,895      12,053,696,344
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                            84,364,207         205,478,374
---------------------------------------------------------------------------
                                         9,471,601,102      12,259,174,718

Shares repurchased                      (9,174,195,954)    (10,824,356,828)
---------------------------------------------------------------------------
Net increase                               297,405,148       1,434,817,890
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class B                                           2002                2001
---------------------------------------------------------------------------
Shares sold                              1,483,572,641       2,051,734,389
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                            11,157,218          31,917,019
---------------------------------------------------------------------------
                                         1,494,729,859       2,083,651,408

Shares repurchased                      (1,463,309,443)     (1,571,439,127)
---------------------------------------------------------------------------
Net increase                                31,420,416         512,212,281
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class C                                           2002                2001
---------------------------------------------------------------------------
Shares sold                                587,433,756         724,876,309
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               776,797           2,592,162
---------------------------------------------------------------------------
                                           588,210,553         727,468,471

Shares repurchased                        (599,210,265)       (690,114,346)
---------------------------------------------------------------------------
Net increase/
(decrease)                                 (10,999,712)         37,354,125
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class M                                           2002                2001
---------------------------------------------------------------------------
Shares sold                                433,265,530         916,967,155
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             1,570,131           4,993,849
---------------------------------------------------------------------------
                                           434,835,661         921,961,004

Shares repurchased                        (450,952,565)       (914,363,624)
---------------------------------------------------------------------------
Net increase
(decrease)                                 (16,116,904)          7,597,380
---------------------------------------------------------------------------

                                          For the period December 31, 2001
                                           (commencement of operations) to
                                                              September 30
---------------------------------------------------------------------------
Class T                                                               2002
---------------------------------------------------------------------------
Shares sold                                                     22,566,017
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                                    52,538
---------------------------------------------------------------------------
                                                                22,618,555

Shares repurchased                                             (10,488,615)
---------------------------------------------------------------------------
Net increase                                                    12,129,940
---------------------------------------------------------------------------


FEDERAL TAX INFORMATION
(Unaudited)

The Form 1099 you receive in January 2003 will show the tax status of all distributions paid to your account in calendar 2002.




TRUSTEES

Name, Address, 1 Date of Birth,
Position(s) Held with Fund
and Length of Service              Principal Occupation(s)
as a Putnam Fund Trustee 2         During Past 5 Years           Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------
Jameson A. Baxter (9/6/43),        President, Baxter             Director of ASHTA Chemicals, Inc.,
Trustee since 1994                 Associates, Inc.              Banta Corporation (a printing and
                                   (a management                 digital imaging firm), Intermatic
                                   consulting and private        Corporation (manufacturer of energy
                                   investments firm)             control products), Ryerson Tull, Inc.
                                                                 (a steel service corporation),
                                                                 Advocate Health Care, and the
                                                                 National Center for Nonprofit
                                                                 Boards. Chairman Emeritus
                                                                 of the Board of Trustees, Mount
                                                                 Holyoke College. Also held various
                                                                 positions in investment banking and
                                                                 corporate finance, including Vice
                                                                 President and principal of the
                                                                 Regency Group and consultant to
                                                                 First Boston Corp.

Charles B. Curtis (4/27/40),       President and Chief           Member of the Council on Foreign
Trustee since 2001                 Operating Officer,            Relations, the Electric Power
                                   Nuclear Threat                Research Institute Advisory Council,
                                   Initiative (a private         the Board of Directors of the Gas
                                   foundation dedicated          Technology Institute, the University
                                   to reducing the threat        of Chicago Board of Governors for
                                   of weapons of mass            Argonne National Laboratory, the
                                   destruction), also serves     Board of Directors of the
                                   as Senior Advisor to the      Environment and Natural Resources
                                   United Nations                Program Steering Committee,
                                   Foundation                    John F. Kennedy School of
                                                                 Government, Harvard University.
                                                                 Prior to 2002, Mr. Curtis was a
                                                                 member of the Board of Directors of
                                                                 the Gas Technology Institute. Until
                                                                 2001, Mr. Curtis was a Member of
                                                                 the Department of Defense's Policy
                                                                 Board and Director of EG&G
                                                                 Technical Services, Inc. (fossil energy
                                                                 research and development support)
                                                                 and prior to May 1997, Mr. Curtis
                                                                 was Deputy Secretary of Energy.

John A. Hill (1/31/42),            Vice-Chairman and             Director of Devon Energy
Trustee since 1985 and             Managing Director,            Corporation (formerly known as
Chairman since 2000                First Reserve                 Snyder Oil Corporation),
                                   Corporation                   TransMontaigne Oil Company,
                                   (a registered investment      Continuum Health Partners of
                                   advisor investing in          New York, Sarah Lawrence College,
                                   companies in the              and various private companies owned
                                   world-wide energy             by First Reserve Corporation.
                                   industry on behalf of         Trustee of TH Lee, Putnam
                                   institutional investors)      Investment Trust (a closed-end
                                                                 investment company). Prior to
                                                                 acquiring First Reserve in 1983,
                                                                 Mr. Hill held executive positions
                                                                 with several advisory firms and
                                                                 various positions with the federal
                                                                 government, including Associate
                                                                 Director of the Office of Manage
                                                                 ment and Budget and Deputy
                                                                 Director of the Federal Energy
                                                                 Administration.

Ronald J. Jackson                  Private investor              Former Chairman, President, and
(12/17/43),                                                      Chief Executive Officer of Fisher-
Trustee since 1996                                               Price, Inc. (a toy manufacturer).
                                                                 Previously served as President and
                                                                 Chief Executive Officer of Stride-
                                                                 Rite, Inc. and Kenner Parker Toys.
                                                                 Also held financial and marketing
                                                                 positions with General Mills, Parker
                                                                 Brothers, and Talbots. President of
                                                                 the Kathleen and Ronald J. Jackson
                                                                 Foundation (charitable trust).
                                                                 Member of the Board of Overseers of
                                                                 WGBH (public television and radio).
                                                                 Member of the Board of Overseers of
                                                                 the Peabody Essex Museum.

Paul L. Joskow (6/30/47),          Elizabeth and James           Director, National Grid Group
Trustee since 1997                 Killian Professor of          (a UK-based holding company
                                   Economics and                 with interests in electric power,
                                   Management and                natural gas distribution, and
                                   Director of the Center        telecommunications networks), and
                                   for Energy and                the Whitehead Institute for
                                   Environmental Policy          Biomedical Research (a non-profit
                                   Research, Massachusetts       research institution). President of the
                                   Institute of Technology       Yale University Council. Prior to
                                                                 February 2002, March 2000, and
                                                                 September 1998, Dr. Joskow was a
                                                                 Director of State Farm Indemnity
                                                                 Company (an automobile insurance
                                                                 company), Director of New England
                                                                 Electric System (a public utility
                                                                 holding company) and a consultant
                                                                 to National Economic Research
                                                                 Associates, respectively.

Elizabeth T. Kennan                Chairman, Cambus-             Director, Northeast Utilities, and
(2/25/38),                         Kenneth Bloodstock (a         Talbots (a distributor of women's
Trustee since 1992                 limited liability company     apparel). Trustee of Centre College.
                                   involved in thoroughbred      Prior to 2001, Dr. Kennan was a
                                   horse breeding and            member of the Oversight Committee
                                   farming), President           of Folger Shakespeare Library.
                                   Emeritus of Mount             Prior to September 2000, June 2000,
                                   Holyoke College               and November 1999, Dr. Kennan
                                                                 was a Director of Chastain Real
                                                                 Estate, Bell Atlantic, and Kentucky
                                                                 Home Life Insurance, respectively.
                                                                 Prior to 1995, Dr. Kennan was a
                                                                 Trustee of Notre Dame University.
                                                                 For 12 years, she was on the faculty
                                                                 of Catholic University.

John H. Mullin, III                Chairman and CEO              Director Alex. Brown Realty, Inc.,
(6/15/41),                         of Ridgeway Farm              Sonoco Products, Inc. (a packaging
Trustee since 1997                 (a limited liability          company), The Liberty Corporation
                                   company engaged in            (a company engaged in the
                                   timber and farming)           broadcasting industry), and Progress
                                                                 Energy, Inc. (a utility company,
                                                                 formerly known as Carolina Power
                                                                 & Light). Trustee Emeritus of
                                                                 Washington & Lee University. Prior
                                                                 to October 1997, January 1998, and
                                                                 May 2001, Mr. Mullin was a Director
                                                                 of Dillon, Read and Co. Inc.,
                                                                 The Ryland Group, Inc., and
                                                                 Graphic Packaging International
                                                                 Corp., respectively.

Robert E. Patterson                Senior Partner of Cabot       Chairman of the Joslin Diabetes
(3/15/45),                         Properties, LLP and           Center, Trustee of SEA Education
Trustee since 1984                 Chairman of Cabot             Association, and Director of
                                   Properties, Inc.              Brandywine Trust Company (a trust
                                                                 company). Prior to February 1998,
                                                                 Mr. Patterson was Executive Vice
                                                                 President and Director of
                                                                 Acquisitions of Cabot Partners
                                                                 Limited Partnership. Prior to
                                                                 December 2001, Mr. Patterson was
                                                                 President and Trustee of Cabot
                                                                 Industrial Trust (publicly traded real
                                                                 estate investment trust). Prior to
                                                                 1990, Mr. Patterson was Executive
                                                                 Vice President of Cabot, Cabot &
                                                                 Forbes Realty Advisors, the
                                                                 predecessor of Cabot Partners, and
                                                                 prior to that was Senior Vice
                                                                 President of the Beal Companies.

W. Thomas Stephens                 Corporate Director            Director of Qwest Communications
(9/2/42),                                                        (communications company), Xcel
Trustee since 1997                                               Energy Incorporated (public utility
                                                                 company), TransCanada Pipelines,
                                                                 Norske Canada, Inc. (paper
                                                                 manufacturer) and Mail-Well
                                                                 (printing and envelope company).
                                                                 Prior to July 2001 and October 1999,
                                                                 Mr. Stephens was Chairman of Mail-
                                                                 Well and MacMillan-Bloedel (forest
                                                                 products company). Prior to 1996,
                                                                 Mr. Stephens was Chairman and
                                                                 Chief Executive Officer of
                                                                 Johns Manville.

W. Nicholas Thorndike              Director of various           Trustee of Northeastern University and
(3/28/33),                         corporations and              Honorary Trustee of Massachusetts
Trustee since 1992                 charitable                    General Hospital. Prior to
                                   organizations,                September 2000, April 2000, and
                                   including Courier             December 2001, Mr. Thorndike was
                                   Corporation (a book           a Director of Bradley Real Estate,
                                   manufacturer) and             Inc., a Trustee of Eastern Utilities
                                   Providence Journal Co.        Associates, and a Trustee of Cabot
                                   (a newspaper publisher)       Industrial Trust, respectively.
                                                                 Previously served as Chairman of the
                                                                 Board and managing partner of
                                                                 Wellington Management/Thorndike
                                                                 Doran Paine & Lewis, and Chairman
                                                                 and Director of Ivest Fund.

Lawrence J. Lasser*                President and Chief           Director of Marsh & McLennan
(11/1/42),                         Executive Officer             Companies, Inc. and the United Way
Trustee since 1992                 of Putnam                     of Massachusetts Bay. Member of the
Vice President since 1981          Investments Trust             Board of Governors of the Investment
                                   and Putnam Investment         Company Institute, Trustee of the
                                   Management, LLC               Museum of Fine Arts, Boston, a
                                                                 Trustee and Member of the Finance
                                                                 and Executive Committees of Beth
                                                                 Israel Deaconess Medical Center,
                                                                 Boston, and a Member of the
                                                                 CareGroup Board of Managers
                                                                 Investment Committee, the Council
                                                                 on Foreign Relations, and the
                                                                 Commercial Club of Boston.

George Putnam, III*                President, New                Director of The Boston Family
(8/10/51),                         Generation Research,          Office, L.L.C. (registered investment
Trustee since 1984 and             Inc. (a publisher of          advisor), Trustee of the SEA
President since 2000               financial advisory and        Education Association, Trustee of
                                   other research services       St. Mark's School, and Trustee of
                                   relating to bankrupt and      Shore Country Day School.
                                   distressed companies)         Previously, Mr. Putnam was an
                                   and New Generation            attorney with the firm of Dechert
                                   Advisers, Inc.                Price & Rhoads.
                                   (a registered
                                   investment adviser)

A.J.C. Smith (4/13/34),*           Director of Marsh &           Director of Trident Corp. (a limited
Trustee since 1986                 McLennan                      partnership with over 30 institutional
                                   Companies, Inc.               investors). Trustee of the Carnegie
                                                                 Hall Society, the Educational
                                                                 Broadcasting Corporation and the
                                                                 National Museums of Scotland.
                                                                 Chairman of the Central Park
                                                                 Conservancy. Member of the Board
                                                                 of Overseers of the Joan and
                                                                 Sanford I. Weill Graduate School
                                                                 of Medical Sciences of Cornell
                                                                 University. Fellow of the Faculty of
                                                                 Actuaries in Edinburgh, the
                                                                 Canadian Institute of Actuaries, and
                                                                 the Conference of Actuaries.
                                                                 Associate of the Society of Actuaries.
                                                                 Member of the American Actuaries,
                                                                 the International Actuarial
                                                                 Association and the International
                                                                 Association of Consulting Actuaries.
                                                                 Prior to May 2000 and November
                                                                 1999, Mr. Smith was Chairman and
                                                                 CEO, respectively, of Marsh &
                                                                 McLennan Companies, Inc.
--------------------------------------------------------------------------------------------------------
1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of September 30, 2002,
  there were 103 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Retail Management. Messrs. Putnam, III, Lasser, and
  Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund, or officers of Putnam Management, Putnam Retail Management, or Marsh & McLennan Companies, Inc.,
  the parent company of Putnam Management and Putnam Retail Management. George Putnam, III, is the
  President of your Fund and each of the other Putnam Funds. Lawrence J. Lasser has been the President,
  Chief Executive Officer, and a Director of Putnam Investments Trust and Putnam Management since 1985, having begun his career there in 1969. Mr. Lasser currently also serves as a Director of Marsh &
  McLennan Companies, Inc., the parent company of Putnam Management.  A.J.C. Smith is a Director of
  Marsh & McLennan Companies, Inc.





OFFICERS

Name, Address, 1 Date of Birth,    Inception of Service
Position(s) Held with Fund         with the Putnam Funds         Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Charles E. Porter (7/26/38),       Since 1989                    Managing Director, Putnam Investments
Executive Vice President,                                        Trust and Putnam Management
Treasurer & Principal
Financial Officer

Patricia C. Flaherty               Since 1993                    Senior Vice President, Putnam
(12/1/46),                                                       Investments Trust and Putnam Management
Senior Vice President

Michael T. Healy (1/24/58),        Since 2000                    Managing Director, Putnam
Assistant Treasurer and                                          Investments Trust
Principal Accounting
Officer

Karnig H. Durgarian                Since 2002                    Senior Managing Director of Putnam
(1/13/56),Vice President and                                     Investments Trust
Principal Executive Officer

Steven D. Krichmar                 Since 2002                    Managing Director of Putnam
(6/27/58), Vice President and                                    Investments Trust
Principal Financial Officer

Gordon H. Silver (7/3/47),         Since 1990                    Senior Managing Director, Putnam
Vice President                                                   Investments Trust and Putnam Management

Brett C. Browchuk                  Since 1994                    Managing Director, Putnam Investments
(2/27/63), Vice President                                        Trust and Putnam Management

Ian C. Ferguson (7/3/57),          Since 1997                    Senior Managing Director, Putnam
Vice President                                                   Investments Trust and Putnam Management

Richard G. Leibovitch              Since 1999                    Managing Director of Putnam Investments
(10/31/63), Vice President                                       Trust and Putnam Management. Prior to
                                                                 February 1999, Managing Director at
                                                                 J.P. Morgan.

Richard A. Monaghan                Since 1998                    Managing Director, Putnam Investments
(8/25/54),                                                       Trust, Putnam Management and Putnam
Vice President                                                   Retail Management

John R. Verani                     Since 1988                    Senior Vice President, Putnam
(6/11/39),                                                       Investments Trust and Putnam Management
Vice President

Stephen M. Oristaglio              Since 1998                    Senior Managing Director of Putnam
(8/21/55),                                                       Management. Prior to July 1998, Managing
Vice President                                                   Director at Swiss Bank Corp.

Kevin M. Cronin                    Since 2000                    Managing Director of Putnam Management
(6/13/61),
Vice President
---------------------------------------------------------------------------------------------------------------
1 The address of each Officer is One Post Office Square, Boston, MA 02109.



THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund
Voyager Fund II

BLEND FUNDS

Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Natural Resources Fund
International Growth Fund
International Voyager Fund
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

VALUE FUNDS

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund *


INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Income Trust
High Yield Advantage Fund *
High Yield Trust
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund +
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund +
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds +

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Closed to new investors.

+ An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

  Check your account balances and current performance at www.putnaminvestments.com.


SERVICES FOR SHAREHOLDERS

HELP YOUR INVESTMENT GROW

Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account.
(Regular investing does not guarantee a profit or protect against loss in a declining market.)

SWITCH FUNDS EASILY

You can move money from one Putnam fund to another within the same class of shares without a service charge. (This privilege is subject to change or termination.)

ACCESS YOUR MONEY EASILY

You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

HOW TO BUY ADDITIONAL SHARES

You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

VISIT US AT WWW.PUTNAMINVESTMENTS.COM

A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

USE OUR TOLL-FREE NUMBER

1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.


FUND INFORMATION


ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer
and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and
Principal Executive Officer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen M. Oristaglio
Vice President

Kevin M. Cronin
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN039-84049  010/879/534  11/02